Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets, at cost	$ 6,917,059	$ 6,654,848
Less: accumulated amortization	(3,336,179)	(2,393,586)
Intangible assets, net	3,580,880	4,261,262
Purchased software, cost [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets, at cost	1,279,428	990,599
Purchased patent, cost [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets, at cost	2,221,085	2,221,085
Capitalized software, cost [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets, at cost	$ 3,416,546	$ 3,443,164